Derivative Liabilities (Details) - Schedule of Fair Value of the Derivative Series A Warrants and the Additional Warrants Liability - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Fair Value of the Derivative Series A Warrants and the Additional Warrants Liability [Line Items]
Balance at beginning	$ 1,375
Issuance on January 29, 2024	4,301
Change in fair value	730	$ (341)
Balance at ending	6,406
Series A Warrants [Member]
Schedule of Fair Value of the Derivative Series A Warrants and the Additional Warrants Liability [Line Items]
Balance at beginning
Issuance on January 29, 2024	4,301
Change in fair value	1,183
Balance at ending	5,484
Additional Warrants [Member]
Schedule of Fair Value of the Derivative Series A Warrants and the Additional Warrants Liability [Line Items]
Balance at beginning	1,375
Issuance on January 29, 2024
Change in fair value	(453)
Balance at ending	$ 922